NET LOANS RECEIVABLE (Schedule of Loan Portfolio by Aging Categories) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 45,985	$ 29,203
90 Days + Past Due Non-accrual	309	607
Total Past Due	353	765
Total Loans	46,338	29,968
Deferred loan fees	129	(10)
Allowance for loan losses	(304)	(234)
Net Loans Receivable	46,163	29,724
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11	122
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 33	$ 36
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 28,327	$ 15,068
90 Days + Past Due Non-accrual	260	408
Total Past Due	293	566
Total Loans	$ 28,620	15,634
First Mortgage Loans - 1 - 4 Family Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		122
First Mortgage Loans - 1 - 4 Family Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 33	$ 36
First Mortgage Loans - 1 - 4 Family Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 3,032	$ 1,872
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	$ 3,032	$ 1,872
First Mortgage Loans - Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 653	$ 573
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	$ 653	$ 573
First Mortgage Loans - Land Acquisition and Development [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Land Acquisition and Development [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Land Acquisition and Development [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 6,084	$ 2,327
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	$ 6,084	$ 2,327
First Mortgage Loans - Multi-family Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Multi-family Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Multi-family Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 3,335	$ 4,474
90 Days + Past Due Non-accrual	49	49
Total Past Due	60	49
Total Loans	3,395	$ 4,523
First Mortgage Loans - Commercial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 11
First Mortgage Loans - Commercial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
First Mortgage Loans - Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans - Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 1,175	$ 849
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	$ 1,175	$ 849
Consumer Loans - Home Equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans - Home Equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans - Home Equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 1,917	$ 1,835
90 Days + Past Due Non-accrual		150
Total Past Due		150
Total Loans	$ 1,917	$ 1,985
Consumer Loans - Home Equity Lines of Credit [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans - Home Equity Lines of Credit [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans - Home Equity Lines of Credit [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 211	$ 221
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	$ 211	$ 221
Consumer Loans - Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans - Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer Loans - Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 1,251	$ 1,584
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	$ 1,251	$ 1,584
Commercial Loan [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Loan [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		$ 400
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		$ 400
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due